Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Empower Bond Index Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Bond Index Fund
Class Name	Institutional Class
Trading Symbol	MXCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Bond Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Institutional Class/MXCOX)	$ 13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Net Assets	$ 5,181,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 5,181M
Total number of portfolio holdings	2,704
Total advisory fee paid	$ 2.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	16%
Average Credit Quality	Aa2
Weighted Average Maturity	12 years
Effective Duration	5.87 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Hol
din
gs
United States Treasury Note/Bond 4.63%	1.68%
United States Treasury Note/Bond 3.50%	1.51%
United States Treasury Note/Bond 1.63%	1.29%
United States Treasury Note/Bond 4.13%	1.13%
United States Treasury Note/Bond 0.88%	1.11%
United States Treasury Note/Bond 3.38%	1.11%
United States Treasury Note/Bond 4.00%	1.00%
United States Treasury Note/Bond 3.88%	0.94%
United States Treasury Note/Bond 0.50%	0.93%
Fairway Finance Co LLC	0.85%
CREDIT RATING ALLOCATION
(a)

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Hol
din
gs
United States Treasury Note/Bond 4.63%	1.68%
United States Treasury Note/Bond 3.50%	1.51%
United States Treasury Note/Bond 1.63%	1.29%
United States Treasury Note/Bond 4.13%	1.13%
United States Treasury Note/Bond 0.88%	1.11%
United States Treasury Note/Bond 3.38%	1.11%
United States Treasury Note/Bond 4.00%	1.00%
United States Treasury Note/Bond 3.88%	0.94%
United States Treasury Note/Bond 0.50%	0.93%
Fairway Finance Co LLC	0.85%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Bond Index Fund - Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Bond Index Fund
Class Name	Investor Class
Trading Symbol	MXBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Bond Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Investor Class/MXBIX)	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Net Assets	$ 5,181,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 5,181M
Total number of portfolio holdings	2,704
Total advisory fee paid	$ 2.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	16%
Average Credit Quality	Aa2
Weighted Average Maturity	12 years
Effective Duration	5.87 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top
Te
n Holdings
United States Treasury Note/Bond 4.63%	1.68%
United States Treasury Note/Bond 3.50%	1.51%
United States Treasury Note/Bond 1.63%	1.29%
United States Treasury Note/Bond 4.13%	1.13%
United States Treasury Note/Bond 0.88%	1.11%
United States Treasury Note/Bond 3.38%	1.11%
United States Treasury Note/Bond 4.00%	1.00%
United States Treasury Note/Bond 3.88%	0.94%
United States Treasury Note/Bond 0.50%	0.93%
Fairway Finance Co LLC	0.85%
CREDIT RATING ALLOCATION
(a)

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top
Te
n Holdings
United States Treasury Note/Bond 4.63%	1.68%
United States Treasury Note/Bond 3.50%	1.51%
United States Treasury Note/Bond 1.63%	1.29%
United States Treasury Note/Bond 4.13%	1.13%
United States Treasury Note/Bond 0.88%	1.11%
United States Treasury Note/Bond 3.38%	1.11%
United States Treasury Note/Bond 4.00%	1.00%
United States Treasury Note/Bond 3.88%	0.94%
United States Treasury Note/Bond 0.50%	0.93%
Fairway Finance Co LLC	0.85%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Bond Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Core Bond Fund
Class Name	Institutional Class
Trading Symbol	MXIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Institutional Class/MXIUX)	$ 35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Net Assets	$ 825,000,000
Holdings Count | Holding	1,414
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 825M
Total number of portfolio holdings	1,414
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	117%
Average Credit Quality	Aa2
Weighted Average Maturity	14 years
Effective Duration	5.97 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Uniform Mortgage-Backed Security 5.50%	3.02%
U.S. Treasury Bills 3.65%	1.79%
Uniform Mortgage-Backed Security 6.50%	1.68%
U.S. Treasury Bills 3.61%	1.68%
United States Treasury Note/Bond 3.75%	1.57%
United States Treasury Note/Bond 4.50%	1.53%
Uniform Mortgage-Backed Security 6.00%	1.47%
United States Treasury Note/Bond 4.13%	1.41%
United States Treasury Note/Bond 2.75%	1.28%
United States Treasury Note/Bond 1.38%	1.09%
CREDIT RATING ALLOCATION
(a)

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
Uniform Mortgage-Backed Security 5.50%	3.02%
U.S. Treasury Bills 3.65%	1.79%
Uniform Mortgage-Backed Security 6.50%	1.68%
U.S. Treasury Bills 3.61%	1.68%
United States Treasury Note/Bond 3.75%	1.57%
United States Treasury Note/Bond 4.50%	1.53%
Uniform Mortgage-Backed Security 6.00%	1.47%
United States Treasury Note/Bond 4.13%	1.41%
United States Treasury Note/Bond 2.75%	1.28%
United States Treasury Note/Bond 1.38%	1.09%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Bond Fund - Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Core Bond Fund
Class Name	Investor Class
Trading Symbol	MXFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Investor Class/MXFDX)	$ 70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 825,000,000
Holdings Count | Holding	1,414
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 825M
Total number of portfolio holdings	1,414
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	117%
Average Credit Quality	Aa2
Weighted Average Maturity	14 years
Effective Duration	5.97 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Uniform Mortgage-Backed Security 5.50%	3.02%
U.S. Treasury Bills 3.65%	1.79%
Uniform Mortgage-Backed Security 6.50%	1.68%
U.S. Treasury Bills 3.61%	1.68%
United States Treasury Note/Bond 3.75%	1.57%
United States Treasury Note/Bond 4.50%	1.53%
Uniform Mortgage-Backed Security 6.00%	1.47%
United States Treasury Note/Bond 4.13%	1.41%
United States Treasury Note/Bond 2.75%	1.28%
United States Treasury Note/Bond 1.38%	1.09%
CREDIT RATING ALLOCATION
(a)

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
Uniform Mortgage-Backed Security 5.50%	3.02%
U.S. Treasury Bills 3.65%	1.79%
Uniform Mortgage-Backed Security 6.50%	1.68%
U.S. Treasury Bills 3.61%	1.68%
United States Treasury Note/Bond 3.75%	1.57%
United States Treasury Note/Bond 4.50%	1.53%
Uniform Mortgage-Backed Security 6.00%	1.47%
United States Treasury Note/Bond 4.13%	1.41%
United States Treasury Note/Bond 2.75%	1.28%
United States Treasury Note/Bond 1.38%	1.09%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Global Bond Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Global Bond Fund
Class Name	Institutional Class
Trading Symbol	MXZMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Global Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Institutional Class/MXZMX)	$ 64	0.65%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.65%
Material Change Date	Jan. 01, 2026
Net Assets	$ 742,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 742M
Total number of portfolio holdings	864
Total advisory fee paid	$ 1.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	100%
Average Credit Quality	Aa3
Weighted Average Maturity	13 years
Effective Duration	6.48 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.75%	4.58%
Uniform Mortgage-Backed Security 5.50%	3.12%
United States Treasury Note/Bond 2.25%	3.06%
United States Treasury Note/Bond 5.00%	2.44%
United States Treasury Note/Bond 3.50%	1.95%
Bundesschatzanweisungen 2.00%	1.82%
Bundesrepublik Deutschland Bundesanleihe 2.30%	1.78%
United States Treasury Note/Bond 4.63%	1.62%
Colombian TES 13.25%	1.53%
United States Treasury Note/Bond 3.88%	1.37%
GEOGRAPH
ICA
L ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.75%	4.58%
Uniform Mortgage-Backed Security 5.50%	3.12%
United States Treasury Note/Bond 2.25%	3.06%
United States Treasury Note/Bond 5.00%	2.44%
United States Treasury Note/Bond 3.50%	1.95%
Bundesschatzanweisungen 2.00%	1.82%
Bundesrepublik Deutschland Bundesanleihe 2.30%	1.78%
United States Treasury Note/Bond 4.63%	1.62%
Colombian TES 13.25%	1.53%
United States Treasury Note/Bond 3.88%	1.37%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April

30, 2026, the Fund's expense limit annual rate was reduced from 0.65% to 0.64%.

Material Fund Change Expenses [Text Block]	Effective April 30, 2026, the Fund's expense limit annual rate was reduced from 0.65% to 0.64%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Global Bond Fund - Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Global Bond Fund
Class Name	Investor Class
Trading Symbol	MXGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Global Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Investor Class/MXGBX)	$ 99	1.00%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.00%
Material Change Date	Jan. 01, 2026
Net Assets	$ 742,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 742M
Total number of portfolio holdings	864
Total advisory fee paid	$ 1.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	100%
Average Credit Quality	Aa3
Weighted Average Maturity	13 years
Effective Duration	6.48 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.75%	4.58%
Uniform Mortgage-Backed Security 5.50%	3.12%
United States Treasury Note/Bond 2.25%	3.06%
United States Treasury Note/Bond 5.00%	2.44%
United States Treasury Note/Bond 3.50%	1.95%
Bundesschatzanweisungen 2.00%	1.82%
Bundesrepublik Deutschland Bundesanleihe 2.30%	1.78%
United States Treasury Note/Bond 4.63%	1.62%
Colombian TES 13.25%	1.53%
United States Treasury Note/Bond 3.88%	1.37%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.75%	4.58%
Uniform Mortgage-Backed Security 5.50%	3.12%
United States Treasury Note/Bond 2.25%	3.06%
United States Treasury Note/Bond 5.00%	2.44%
United States Treasury Note/Bond 3.50%	1.95%
Bundesschatzanweisungen 2.00%	1.82%
Bundesrepublik Deutschland Bundesanleihe 2.30%	1.78%
United States Treasury Note/Bond 4.63%	1.62%
Colombian TES 13.25%	1.53%
United States Treasury Note/Bond 3.88%	1.37%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April

30, 2026, the Fund's expense limit annual rate was reduced from 0.65% to 0.64%.

Material Fund Change Expenses [Text Block]	Effective April 30, 2026, the Fund's expense limit annual rate was reduced from 0.65% to 0.64%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower High Yield Bond Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	MXFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Institutional Class/MXFRX)	$ 60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Net Assets	$ 893,000,000
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 893M
Total number of portfolio holdings	499
Total advisory fee paid	$ 2.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	27%
Average Credit Quality	Ba3
Weighted Average Maturity	5 years
Effective Duration	2.33 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.31%
Western Digital Corp	0.77%
Lumentum Holdings Inc	0.74%
Iron Mountain Inc REIT 6.25%	0.63%
RR Donnelley & Sons Co 9.50%	0.62%
Boeing Co	0.60%
Efesto Bidco SpA Efesto US LLC 7.50%	0.58%
Kedrion SpA 6.50%	0.58%
Rain Carbon Inc 12.25%	0.56%
MPT Operating Partnership LP / MPT Finance Corp REIT 8.50%	0.55%
CREDIT RATING ALLOCATION
(a)

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.31%
Western Digital Corp	0.77%
Lumentum Holdings Inc	0.74%
Iron Mountain Inc REIT 6.25%	0.63%
RR Donnelley & Sons Co 9.50%	0.62%
Boeing Co	0.60%
Efesto Bidco SpA Efesto US LLC 7.50%	0.58%
Kedrion SpA 6.50%	0.58%
Rain Carbon Inc 12.25%	0.56%
MPT Operating Partnership LP / MPT Finance Corp REIT 8.50%	0.55%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower High Yield Bond Fund - Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	MXHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Investor Class/MXHYX)	$ 96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Net Assets	$ 893,000,000
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 893M
Total number of portfolio holdings	499
Total advisory fee paid	$ 2.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	27%
Average Credit Quality	Ba3
Weighted Average Maturity	5 years
Effective Duration	2.33 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.31%
Western Digital Corp	0.77%
Lumentum Holdings Inc	0.74%
Iron Mountain Inc REIT 6.25%	0.63%
RR Donnelley & Sons Co 9.50%	0.62%
Boeing Co	0.60%
Efesto Bidco SpA Efesto US LLC 7.50%	0.58%
Kedrion SpA 6.50%	0.58%
Rain Carbon Inc 12.25%	0.56%
MPT Operating Partnership LP / MPT Finance Corp REIT 8.50%	0.55%
CREDIT RATING ALLOCATION
(a)

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.31%
Western Digital Corp	0.77%
Lumentum Holdings Inc	0.74%
Iron Mountain Inc REIT 6.25%	0.63%
RR Donnelley & Sons Co 9.50%	0.62%
Boeing Co	0.60%
Efesto Bidco SpA Efesto US LLC 7.50%	0.58%
Kedrion SpA 6.50%	0.58%
Rain Carbon Inc 12.25%	0.56%
MPT Operating Partnership LP / MPT Finance Corp REIT 8.50%	0.55%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Inflation-Protected Securities Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Inflation-Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	MXIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder repor t contains important information about the Empower Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)	$ 35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Net Assets	$ 594,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 594M
Total number of portfolio holdings	316
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	57%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.19 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Hol
din
gs
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	18.38%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	14.28%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	8.10%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	7.22%
Federal Home Loan Bank 3.70%	4.65%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	3.43%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.60%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	2.01%
Federal Home Loan Bank 3.67%	0.82%
OCP Ltd 4.87%	0.72%
CREDIT RATING ALLOCATION
(a)

Credit Quality Explanation [Text Block]	Security ratings disclosed with the
exc
eption of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Hol
din
gs
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	18.38%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	14.28%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	8.10%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	7.22%
Federal Home Loan Bank 3.70%	4.65%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	3.43%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.60%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	2.01%
Federal Home Loan Bank 3.67%	0.82%
OCP Ltd 4.87%	0.72%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Inflation-Protected Securities Fund - Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Inflation-Protected Securities Fund
Class Name	Investor Class
Trading Symbol	MXIHX
Annual or Semi-Annual Statement [Text Block]	T his semi-annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)	$ 70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 594,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 594M
Total number of portfolio holdings	316
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	57%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.19 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	18.38%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	14.28%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	8.10%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	7.22%
Federal Home Loan Bank 3.70%	4.65%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	3.43%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.60%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	2.01%
Federal Home Loan Bank 3.67%	0.82%
OCP Ltd 4.87%	0.72%
CREDIT RATING ALLOCATION
(a)

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other
NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	18.38%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	14.28%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	8.10%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	7.22%
Federal Home Loan Bank 3.70%	4.65%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	3.43%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.60%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	2.01%
Federal Home Loan Bank 3.67%	0.82%
OCP Ltd 4.87%	0.72%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporti ng period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Multi-Sector Bond Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Multi-Sector Bond Fund
Class Name	Institutional Class
Trading Symbol	MXUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)	$ 55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Net Assets	$ 1,499,000,000
Holdings Count | Holding	1,875
Advisory Fees Paid, Amount	$ 3,600,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,499M
Total number of portfolio holdings	1,875
Total advisory fee paid	$ 3.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	24%
Average Credit Quality	Baa1
Weighted Average Maturity	12 years
Effective Duration	4.46 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.50%	5.79%
United States Treasury Note/Bond 4.00%	2.33%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.99%
United States Treasury Note/Bond 4.25%	0.75%
Federal Home Loan Mortgage Corp 5.00%	0.67%
EchoStar Corp 10.75%	0.59%
United States Treasury Note/Bond 3.88%	0.49%
Space Exploration Technologies Corp 5.88%	0.45%
Federal Home Loan Mortgage Corp 5.50%	0.38%
Beignet Investor LLC 6.58%	0.38%
CREDIT RATING ALLOCATION
(a)

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.50%	5.79%
United States Treasury Note/Bond 4.00%	2.33%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.99%
United States Treasury Note/Bond 4.25%	0.75%
Federal Home Loan Mortgage Corp 5.00%	0.67%
EchoStar Corp 10.75%	0.59%
United States Treasury Note/Bond 3.88%	0.49%
Space Exploration Technologies Corp 5.88%	0.45%
Federal Home Loan Mortgage Corp 5.50%	0.38%
Beignet Investor LLC 6.58%	0.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Multi-Sector Bond Fund - Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Multi-Sector Bond Fund
Class Name	Investor Class
Trading Symbol	MXLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Investor Class/MXLMX)	$ 90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Net Assets	$ 1,499,000,000
Holdings Count | Holding	1,875
Advisory Fees Paid, Amount	$ 3,600,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,499M
Total number of portfolio holdings	1,875
Total advisory fee paid	$ 3.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	24%
Average Credit Quality	Baa1
Weighted Average Maturity	12 years
Effective Duration	4.46 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.50%	5.79%
United States Treasury Note/Bond 4.00%	2.33%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.99%
United States Treasury Note/Bond 4.25%	0.75%
Federal Home Loan Mortgage Corp 5.00%	0.67%
EchoStar Corp 10.75%	0.59%
United States Treasury Note/Bond 3.88%	0.49%
Space Exploration Technologies Corp 5.88%	0.45%
Federal Home Loan Mortgage Corp 5.50%	0.38%
Beignet Investor LLC 6.58%	0.38%
CREDIT RATING ALLOCATION
(a)

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.50%	5.79%
United States Treasury Note/Bond 4.00%	2.33%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.99%
United States Treasury Note/Bond 4.25%	0.75%
Federal Home Loan Mortgage Corp 5.00%	0.67%
EchoStar Corp 10.75%	0.59%
United States Treasury Note/Bond 3.88%	0.49%
Space Exploration Technologies Corp 5.88%	0.45%
Federal Home Loan Mortgage Corp 5.50%	0.38%
Beignet Investor LLC 6.58%	0.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Short Duration Bond Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Short Duration Bond Fund
Class Name	Institutional Class
Trading Symbol	MXXJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Short Duration Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Institutional Class/MXXJX)	$ 24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Material Change Date	Jan. 01, 2026
Net Assets	$ 607,000,000
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 607M
Total number of portfolio holdings	562
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	16%
Average Credit Quality	A2
Weighted Average Maturity	6 years
Effective Duration	1.80 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	4.70%
U.S. Treasury Bills 3.54%	3.61%
Federal Home Loan Bank 3.67%	1.32%
Goldman Sachs Group Inc 4.15%	1.11%
Bank of America Corp 6.20%	0.98%
BAT Capital Corp 4.91%	0.86%
AutoNation Inc	0.80%
Medline Borrower LP 3.88%	0.71%
Boeing Co 6.30%	0.71%
Federal Home Loan Bank 3.66%	0.66%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.88%	4.70%
U.S. Treasury Bills 3.54%	3.61%
Federal Home Loan Bank 3.67%	1.32%
Goldman Sachs Group Inc 4.15%	1.11%
Bank of America Corp 6.20%	0.98%
BAT Capital Corp 4.91%	0.86%
AutoNation Inc	0.80%
Medline Borrower LP 3.88%	0.71%
Boeing Co 6.30%	0.71%
Federal Home Loan Bank 3.66%	0.66%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2026, the Fund's expense limit annual rate was increased from 0.24% to 0.25%.

Material Fund Change Expenses [Text Block]	Effective April 30, 2026, the Fund's expense limit annual rate was increased from 0.24% to 0.25%.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Short Duration Bond Fund - Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Short Duration Bond Fund
Class Name	Investor Class
Trading Symbol	MXSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Short Duration Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Investor Class/MXSDX)	$ 60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Material Change Date	Jan. 01, 2026
Net Assets	$ 607,000,000
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 607M
Total number of portfolio holdings	562
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	16%
Average Credit Quality	A2
Weighted Average Maturity	6 years
Effective Duration	1.80 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	4.70%
U.S. Treasury Bills 3.54%	3.61%
Federal Home Loan Bank 3.67%	1.32%
Goldman Sachs Group Inc 4.15%	1.11%
Bank of America Corp 6.20%	0.98%
BAT Capital Corp 4.91%	0.86%
AutoNation Inc	0.80%
Medline Borrower LP 3.88%	0.71%
Boeing Co 6.30%	0.71%
Federal Home Loan Bank 3.66%	0.66%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.88%	4.70%
U.S. Treasury Bills 3.54%	3.61%
Federal Home Loan Bank 3.67%	1.32%
Goldman Sachs Group Inc 4.15%	1.11%
Bank of America Corp 6.20%	0.98%
BAT Capital Corp 4.91%	0.86%
AutoNation Inc	0.80%
Medline Borrower LP 3.88%	0.71%
Boeing Co 6.30%	0.71%
Federal Home Loan Bank 3.66%	0.66%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2026, the Fund's expense limit annual rate was increased from 0.24% to 0.25%.

Material Fund Change Expenses [Text Block]	Effective April 30, 2026, the Fund's expense limit annual rate was increased from 0.24% to 0.25%.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower U.S. Government Securities Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower U.S. Government Securities Fund
Class Name	Institutional Class
Trading Symbol	MXDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Institutional Class/MXDQX)	$ 24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Material Change Date	Jan. 01, 2026
Net Assets	$ 587,000,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 587M
Total number of portfolio holdings	254
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period (not annualized)	46%
Average Credit Quality	Aa1
Weighted Average Maturity	14 years
Effective Duration	5.63 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.13%	6.23%
United States Treasury Note/Bond 3.50%	5.03%
United States Treasury Note/Bond 3.75%	5.01%
United States Treasury Note/Bond 3.50%	4.71%
United States Treasury Note/Bond 4.38%	4.68%
United States Treasury Note/Bond 4.63%	3.96%
United States Treasury Note/Bond 4.13%	3.87%
United States Treasury Note/Bond 5.00%	3.70%
United States Treasury Note/Bond 4.63%	2.99%
United States Treasury Note/Bond 4.25%	2.60%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 4.13%	6.23%
United States Treasury Note/Bond 3.50%	5.03%
United States Treasury Note/Bond 3.75%	5.01%
United States Treasury Note/Bond 3.50%	4.71%
United States Treasury Note/Bond 4.38%	4.68%
United States Treasury Note/Bond 4.63%	3.96%
United States Treasury Note/Bond 4.13%	3.87%
United States Treasury Note/Bond 5.00%	3.70%
United States Treasury Note/Bond 4.63%	2.99%
United States Treasury Note/Bond 4.25%	2.60%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2026, the Fund's expense limit annual rate was increased from 0.24% to 0.25%.

Material Fund Change Expenses [Text Block]	Effective April 30, 2026, the Fund's expense limit annual rate was increased from 0.24% to 0.25%.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower U.S. Government Securities Fund - Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower U.S. Government Securities Fund
Class Name	Investor Class
Trading Symbol	MXGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Investor Class/MXGMX)	$ 59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Material Change Date	Jan. 01, 2026
Net Assets	$ 587,000,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 587M
Total number of portfolio holdings	254
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period (not annualized)	46%
Average Credit Quality	Aa1
Weighted Average Maturity	14 years
Effective Duration	5.63 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.13%	6.23%
United States Treasury Note/Bond 3.50%	5.03%
United States Treasury Note/Bond 3.75%	5.01%
United States Treasury Note/Bond 3.50%	4.71%
United States Treasury Note/Bond 4.38%	4.68%
United States Treasury Note/Bond 4.63%	3.96%
United States Treasury Note/Bond 4.13%	3.87%
United States Treasury Note/Bond 5.00%	3.70%
United States Treasury Note/Bond 4.63%	2.99%
United States Treasury Note/Bond 4.25%	2.60%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 4.13%	6.23%
United States Treasury Note/Bond 3.50%	5.03%
United States Treasury Note/Bond 3.75%	5.01%
United States Treasury Note/Bond 3.50%	4.71%
United States Treasury Note/Bond 4.38%	4.68%
United States Treasury Note/Bond 4.63%	3.96%
United States Treasury Note/Bond 4.13%	3.87%
United States Treasury Note/Bond 5.00%	3.70%
United States Treasury Note/Bond 4.63%	2.99%
United States Treasury Note/Bond 4.25%	2.60%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2026, the Fund's expense limit annual rate was increased from 0.24% to 0.25%.

Material Fund Change Expenses [Text Block]	Effective April 30, 2026, the Fund's expense limit annual rate was increased from 0.24% to 0.25%.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.